Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Net Loss Per Share
Schedule of the computation of basic and diluted loss per share

	Year ended		Year ended		Year ended
	December 31,		December 31,		December 31,
	2022		2023		2024
	HK$		HK$		HK$

Basic and diluted loss per share
Numerator:
Net loss for the year attributable to the Company’s ordinary shareholders		(3,225)		(66)		(7,910)

Denominator:
Weighted average number of basic and diluted ordinary shares outstanding		12,938,128		12,938,128		12,938,128

Weighted average number of basic and diluted ordinary shares used in calculating loss per share		12,938,128		12,938,128		12,938,128

Basic and diluted net loss per share (in HK$)	HK$	(0.25)	HK$	(0.005)	HK$	(0.61)